Payroll, staff and employee benefits obligations - Change in benefit obligations and plan assets (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Euro zone
Change in benefit obligations and plan assets
Contribution for the net pension liability in the balance sheet (as a percent)	79.00%
United Kingdom
Change in benefit obligations and plan assets
Contribution for the net pension liability in the balance sheet (as a percent)	2.00%
United States
Change in benefit obligations and plan assets
Contribution for the net pension liability in the balance sheet (as a percent)	8.00%
Pension benefits
Change in benefit obligations and plan assets
Balance at beginning of year	$ 1,136	$ 1,123
Balance at year-end	1,241	1,136	$ 1,123
(FUNDED) UNFUNDED STATUS	1,184	1,103	1,079
Pension benefits and other benefits liabilities	1,529	1,290	1,453
Other non-current assets	(288)	(154)	(330)
Pension benefits | United Kingdom
Change in benefit obligations and plan assets
Actuarial losses / (gains)		147
Pension benefits | Benefit obligation
Change in benefit obligations and plan assets
Balance at beginning of year	8,176	8,847	8,267
Current service cost	212	191	178
Interest cost (income)	369	328	355
Past service cost	(32)	60	47
Settlements	2	(55)	2
Plan participants' contributions	28	26	23
Benefits paid	(635)	(538)	(563)
Actuarial losses / (gains)	12	(277)	393
Foreign currency translation and other	799	(406)	146
Balance at year-end	8,931	8,176	8,847
Pension benefits | Benefit obligation | Plans entirely or partially funded
Change in benefit obligations and plan assets
Balance at beginning of year	7,689	8,392
Balance at year-end	8,268	7,689	8,392
Pension benefits | Benefit obligation | Plans not funded
Change in benefit obligations and plan assets
Balance at beginning of year	487	455
Balance at year-end	663	487	455
Pension benefits | Plan assets
Change in benefit obligations and plan assets
Balance at beginning of year	(7,073)	(7,768)	(7,306)
Interest cost (income)	(332)	(313)	(332)
Settlements		57
Plan participants' contributions	(28)	(26)	(23)
Employer contributions	(181)	(163)	(254)
Benefits paid	578	497	523
Actuarial losses / (gains)	(19)	288	(272)
Foreign currency translation and other	(692)	355	(104)
Balance at year-end	(7,747)	(7,073)	(7,768)
Effect of asset ceiling	(14)
Pension benefits | Asset ceiling
Change in benefit obligations and plan assets
Balance at beginning of year	33	44
Balance at year-end	57	33	44
Other benefits
Change in benefit obligations and plan assets
Balance at beginning of year	411	468
Balance at year-end	423	411	468
(FUNDED) UNFUNDED STATUS	423	411	468
Pension benefits and other benefits liabilities	423	411	468
Other benefits | Benefit obligation
Change in benefit obligations and plan assets
Balance at beginning of year	411	468	467
Current service cost	10	8	12
Interest cost (income)	16	19	20
Past service cost		0
Benefits paid	(22)	(26)	(24)
Actuarial losses / (gains)	(35)	(30)	(6)
Foreign currency translation and other	43	(28)	(1)
Balance at year-end	423	411	468
Other benefits | Benefit obligation | Plans not funded
Change in benefit obligations and plan assets
Balance at beginning of year	411	468
Balance at year-end	$ 423	$ 411	$ 468